Current Income Tax Assets - Summary of Current Income Tax Assets (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Tax Advances	$ 54,577	$ 197,094
Minimum Notional Income Tax – Tax Credit	564
Total	$ 55,141	$ 197,094